Capital assets - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Jul. 31, 2021	Apr. 30, 2021
Disclosure of detailed information about business combination [line items]
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements							$ 17,198
Discount rate applied to cash flow projections		12.00%	12.00%		12.00%	12.00%
Impairment reversal	$ 17,700	$ 16,700	$ 460,400	$ 492,200
Income tax recovery						$ 170,700
Deferred income tax expense		$ 5,500	$ 133,200		$ 6,200
Germany Acquisitions in April 2021 [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value									$ 11,600
Property, plant and equipment recognised as of acquisition date									49,200
Asset Retirement Obligations Recognized On Acquisition Date									12,400
Deferred tax liabilities recognised as of acquisition date									7,900
Contingent consideration recognised as of acquisition date									$ 17,200
Germany Acquisitions in December 2021 [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	23,200						23,200
Contingent consideration recognised as of acquisition date	$ 8,400						$ 8,400
Asset Acquisition in Wyoming [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value								$ 92,000